Long-term investments - Equity method investment prospectively from the date of deconsolidation (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2022 CNY (¥)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Long-term investments
Add: Carrying amount of redeemable noncontrolling interest			¥ 40,750		¥ 30,500
Less: Carrying amount of non-redeemable noncontrolling interest			(7,178)
Gain as a result of deconsolidation	¥ 71,974	¥ 71,974	71,974	$ 9,926	¥ 10,579
Suzhou Photon-Matrix
Long-term investments
Add: Fair value of retained equity interest in Suzhou Photon-Matrix	¥ 64,000		64,000
Less: Carrying amount of Suzhou Photon-Matrix's net assets			(25,598)
Gain as a result of deconsolidation			¥ 71,974